Share Capital Authorized - Additional Inforamtion (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) shares	Mar. 28, 2025 shares
Disclosure of classes of share capital [line items]
Number of maximum shares authorized to acquire | shares			6,159,695
Percentage of public float authorized to acquire			5.00%
Purchase of treasury shares repurchased | shares		2,779,000
Repurchased shares weighted average price | $ / shares	$ 11.08
Repayment for common shares repurchased | $		$ 23
Reduction in contributed surplus | $		$ (13)